Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies
Basis of presentation and use of estimates

Basis of presentation and use of estimates

The preparation of the Company’s consolidated financial statements is in conformity with Generally Accepted Accounting Principles in the United States (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ materially from such estimates. The Company believes the accounting for advertising and MVAS revenues, accounting for income taxes, goodwill and other long-lived assets, allowances for doubtful accounts, equity investments, stock-based compensation, consolidation, determination of the estimated useful lives of assets, and foreign currency represent critical accounting policies that reflect the more significant judgments and estimates used in the preparation of its consolidated financial statements.

Consolidation

Consolidation

The consolidated financial statements include the accounts of the Company, its wholly-owned and majority-owned subsidiaries and its variable interest entities (“VIEs”), in which the Company is the primary beneficiary. All significant intercompany balances and transactions have been eliminated.

To comply with PRC laws and regulations, the Company provides substantially all of its Internet content and MVAS services in China via its VIEs, which hold critical operating licenses that enable SINA to do business in China. Substantially all of the Company’s revenues, costs and net income in China are directly or indirectly generated through these VIEs. The Company has signed various agreements with its VIEs to allow the transfer of economic benefits from the VIEs to the Company.

The Company’s VIEs are wholly or partially owned by certain employees of the Company. The capital for the VIEs are funded by the Company and recorded as interest-free loans to these PRC employees. These loans were eliminated with the capital of the VIEs during consolidation. Under various contractual agreements, employee shareholders of the VIEs are required to transfer their ownership in these entities to the Company’s subsidiaries in China when permitted by PRC laws and regulations or to designees of the Company at any time for the amount of loans outstanding. All voting rights of the VIEs are assigned to the Company and the Company has the right to appoint all directors and senior management personnel of the VIEs. The Company has also entered into exclusive technical service agreements with the VIEs under which the Company provides technical and other services to the VIEs in exchange for substantially all net income of the VIEs. In addition, employee shareholders of the VIEs have pledged their shares in the VIEs as collateral for the non-payment of loans or for the technical and other services fees due to the Company. As of December 31, 2012, the total amount of interest-free loans to these PRC employees was $34.2 million and the aggregate accumulated losses of all VIEs were approximately $14.4 million, which have been included in the consolidated financial statements.

As of December 31, 2012, the total assets for the consolidated VIEs were $133.1 million, which mainly comprising $92.3 million cash and cash equivalents and short-term investments, and the remaining balance mainly include accounts receivables and property and equipment. As of December 31, 2012, total liabilities for the consolidated VIEs were $98.5 million, which included $77.3 million in accrued liabilities, $10.1 million in income tax payable and $11.1 million in deferred revenues. These balances were reflected in SINA’s consolidated financial statements with intercompany transactions eliminated. The following table sets forth the assets, liabilities, results of operations and changes in cash and cash equivalents of the VIEs and their subsidiaries taken as whole, which were included in the Company’s consolidated balance sheets and statements of comprehensive income (loss):

	December 31,
	2012	2011
	(In thousands)
Total assets	$133,077	$139,751
Total liabilities	$98,511	$68,882

	Year Ended December 31,
	2012	2011	2010
	(In thousands)
Net revenues	$314,504	$244,274	$231,833
Net loss	$(6,322)	$(1,556)	$(199)

	Year Ended December 31,
	2012	2011	2010
Net increase in cash and cash equivalents	2,285	13,960	19,099

Under the contractual arrangements with the VIEs, the Company has the power to direct activities of the VIEs and can have assets transferred freely out of the VIEs without any restrictions. Therefore, the Company considers that there is no asset of VIEs that can only be used to settle obligations of the respective VIEs, except for registered capital and PRC statutory reserves of VIEs amounting to a total of $48.9 million as of December 31, 2012. Since our VIEs are incorporated as limited liability companies under the PRC Company Law, creditors of our VIEs do not have recourse to the general credit of the Company. There is currently no contractual arrangement that would require the Company to provide additional financial support to the VIEs. As the Company is conducting certain businesses mainly through its VIEs, the Company may provide such support on a discretionary basis in the future, which could expose the Company to a loss.

The following is a summary of the Company’s major VIEs:

•      Beijing SINA Internet Information Service Co., Ltd. (the “ICP Company”), a Chinese company controlled through business agreements. The ICP Company is responsible for operating www.sina.com and www.sina.cn in connection with its Internet content company license, selling the advertisements to advertisers and providing MVAS with its Value-Added Telecommunication Services Operating License in China via third-party operators to the users. It is 0.2% owned by Yan Wang, one of our directors, 22.8% owned by the Company’s executive officer Tong Chen, 27.1% owned by the Company’s executive officer Hong Du, and 49.9% owned by two other non-executive PRC employees of the Company. The registered capital of the ICP Company is $19.0 million.

•      Guangzhou Media Message Technologies, Inc. (“Xunlong”), a Chinese company controlled through business agreements. Xunlong is responsible for providing MVAS in China via third-party operators to the users under its Value-Added Telecommunication Services Operating License. It is owned by two non-executive PRC employees of the Company. The registered capital of the Xunlong is $1.2 million.

•      Beijing Star-Village Online Cultural Development Co., Ltd. (“StarVI”), previously translated as Beijing Star-Village.com Cultural Development Co., Ltd, a Chinese company controlled through business agreements. StarVI is responsible for providing MVAS in China via third-party operators to the users under its Value-Added Telecommunication Services Operating License. It is owned by three non-executive PRC employees of the Company. The registered capital of the StarVI is $1.2 million.

•      Shenzhen Wang Xing Technology Co., Ltd. (“Wangxing”), a Chinese company controlled through business agreements. Wangxing is responsible for providing MVAS in China via third-party operators to the users under its Value-Added Telecommunication Services Operating License. It is owned by two non-executive PRC employees of the Company. The registered capital of Wangxing is $1.2 million.

•      Jinzhuo Hengbang Technology (Beijing) Co., Ltd. (formerly,Beijing SINA Infinity Advertising Co., Ltd. the “IAD Company”), a Chinese company controlled through business agreements. The IAD Company is an advertising agency. It is owned by two non-executive PRC employees of the Company. This entity has an approved business scope including design, production, agency and issuance of advertisements. The registered capital of the IAD Company is $7.3 million.

•      Beijing Weimeng Technology Co., Ltd (“Weimeng”), a Chinese company controlled through business agreement, is responsible for operating www.weibo.com and www.weibo.cn in connection with its Internet content company license and Value-Added Telecommunication Services Operating License. It is owned by three non-executive PRC employees of the Company. The registered capital of Weimeng is $1.5 million.

The Company began to consolidate the ICP Company in October 2001. Xunlong and StarVI were acquired from Memestar Limited in January 2003 and the operating results for these two companies were consolidated by the Company since January 2003. Wangxing was acquired from Crillion Corporation in March 2004 and the operating results for Wangxing were consolidated by the Company since March 2004. The operating results of the IAD Company and Weimeng were consolidated since its establishment in 2004 and 2010, respectively.

The following is a summary of the VIE agreements:

Loan Agreements.  One of our wholly owned subsidiaries, Sina.com Technology (China) Co., Ltd, or STC, or Weibo Internet Technology (China) Co., Ltd. (“WITC”) in case of Weimeng, has granted interest-free loans to the shareholders of the VIEs with the sole purpose of providing funds necessary for the capital injection of the VIEs. The term of the loans is 10 years and STC (5 years for the loans relating to the ICP Company), or WITC in the case of Weimeng, has the right to, at its own discretion, shorten or extend the term of the loans if necessary. These loans are eliminated with the capital of the VIEs during consolidation.

Share Transfer Agreements. Each shareholder of the VIEs has granted STC, or WITC in the case of Weimeng, an option to purchase his/her shares in the respective VIEs at a purchase price equal to the amount of capital injection. STC, or WITC in the case of Weimeng, may exercise such option at any time until it has acquired all shares of such VIE, subject to applicable PRC laws. The options will be effective until the earlier of (i) the shareholders of the VIEs and STC, or WITC in the case of Weimeng, have fully performed their obligations under this agreement, and (ii) the respective shareholders of the VIEs and STC, or WITC in the case of Weimeng, agree to terminate the share transfer agreement in writing.

Loan Repayment Agreements. Each shareholder of the VIEs and STC, or WITC in the case of Weimeng, have agreed that the interest-free loans under the loan agreements shall only be repaid through share transfer. Once the share transfers are completed, the purchase price for the share transfer will be set off against the loan repayment.

Agreements on Authorization to Exercise Shareholder’s Voting Power.  Each shareholder of the VIEs has authorized STC, or WITC in the case of Weimeng, to exercise all his/her voting power as a shareholder of the respective VIE. The authorizations are irrevocable and will not expire until the respective VIE dissolves.

Share Pledge Agreements.  Each shareholder of the VIEs has pledged all his/her shares in the VIEs and all other rights relevant to the share rights to STC, or WITC in the case of Weimeng, as a collateral security for his/her obligations to pay off all debts to STC, or WITC in the case of Weimeng, under the loan agreement and for the payment obligations of the VIEs under the trademark license agreement and the technical services agreement. In the event of default of any payment obligations, STC, or WITC in the case of Weimeng, will be entitled to certain rights, including transferring the pledged shares to itself and disposing of the pledged shares through sale or auction. During the term of each agreement, STC, or WITC in the case of Weimeng, is entitled to receive all dividends and distributions paid on the pledged shares. The pledges will be effective until the earlier of (i) the VIEs and the shareholders of the VIEs have fully performed their obligations under the above-referred agreements, and (ii) STC or WITC in the case of Weimeng unilaterally consents to terminate the respective share pledge agreement.

Exclusive Technical Services Agreements.  Each of the VIEs below has entered into an exclusive technical services agreement with STC, or WITC in the case of Weimeng, pursuant to which STC, or WITC in the case of Weimeng, is engaged to provide certain technical services to the VIEs, depending on the licenses obtained and held by the VIE:

Xunlong, one of our VIEs, has engaged STC to provide technical services for its Internet information service and MVAS businesses and STC has the sole right to appoint any company or companies at its discretion to perform such technical services. Beijing New Media Information Technology Co., Ltd., our wholly owned subsidiary, was appointed by STC to perform technical services for Xunlong.

Wangxing, one of our VIEs, has also entered into a technical services agreement with STC with terms and rights substantially identical to the technical services agreement entered into between Xunlong and STC for the Internet information service and MVAS businesses described above.

ICP Company, one of our VIEs, has engaged STC to provide technical services for its (i) online advertising and other related businesses, and (ii) value added telecommunication and other related businesses. ICP Company is obligated to pay service fees to STC.

IAD Company, one of our VIEs, has also entered into a technical services agreement with STC with terms substantially identical to the technical services agreement entered into between ICP Company and STC for the online advertising and other related businesses described above. Pursuant to changes in applicable PRC laws in 2008, as foreign-invested entities became permitted to engage directly in advertising businesses, SINA established two wholly owned subsidiaries to engage directly in online advertising and related businesses.

StarVI, one of our VIEs, has also entered into a technical services agreement with STC, with terms substantially identical to the technical services agreement entered into between Xunlong and STC for the value added telecommunication and other related businesses described above.

Weimeng, one of our VIEs, has engaged WITC to provide technical services for its online advertising, MVAS and other related businesses.

These exclusive technical services agreements will not expire until the respective VIEs dissolve, with the services fee being adjusted annually through written agreements.

Exclusive Sales Agency Agreements.  Each of the VIEs has granted STC, or WITC in case of Weimeng, the exclusive right to distribute, sell and provide agency services for all the products and services provided by the VIEs. These exclusive sale agency agreements will not expire until the respective VIEs dissolve.  We have entered into the Exclusive Sales Agency Agreements to allow us to generate revenues from the VIEs in the form of sales agency fees if we decide to enter into sales agency arrangements with the VIEs in the future (when permitted under PRC laws).  We have not yet utilized the Exclusive Sales Agency Agreements nor do we expect to do so in the foreseeable future.

Trademark License Agreements.  STC or WITC in case of Weimeng, has granted each of the VIEs trademark licenses to use the trademarks held by STC, or WITC in case of Weimeng, in specific areas, and each of the licensed VIEs is obligated to pay license fees to STC, or WITC in case of Weimeng. The term of these agreements is one year and is automatically renewed provided there is no objection from STC, or WITC in case of Weimeng.  We have entered into the Trademark License Agreements to provide other potential revenue-generating channels from the VIEs. We have not yet generated revenue from the Trademark License Agreements nor do we expect to do so in the foreseeable future.

The Company believes that the contractual arrangements among its VIEs, subsidiaries and certain employees of the Company are in compliance with current PRC laws and legally enforceable. However, uncertainties in the interpretation and enforcement of the PRC laws, regulations and policies could limit the Company’s ability to enforce these contractual arrangements. The Company’s ability to control its VIEs also depends on the authorization by the shareholders of the VIEs to exercise voting rights on all matters requiring shareholder approval in the VIEs. The Company believes that the power of attorney provided by the shareholders of the VIEs is legally enforceable. In addition, if the legal structure and contractual arrangements with its VIEs were found to be in violation of any future PRC laws and regulations, the Company may be subject to fines or other actions. The Company does not believe that any penalties imposed or actions taken by the PRC government would result in the liquidation of the Company, its subsidiaries or VIEs. The Company believes the possibility that it will no longer be able to control and consolidate its VIEs or that a loss will occur as a result of the aforementioned risks and uncertainties is remote. See Note 2 for further discussion of financial information of the Company’s VIEs.

Non-controlling interest

Non-controlling interest

Non-controlling interest are classified as a separate line item in the equity section and disclosures in the Company’s consolidated financial statements has distinguished the interest of SINA from the interest of non-controlling interest holders.

Fair value of financial instruments

Fair value of financial instruments

All financial assets and liabilities are recognized or disclosed at fair value in the consolidated financial statements on a recurring basis (at least annually).

Accounting guidance defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Accounting guidance establishes three levels of inputs that may be used to measure fair value:

•                                          Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

•                                          Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical asset or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model- derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

•                                          Level 3 applies to asset or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The carrying amount of cash and cash equivalents, short-term investments, accounts receivable, prepaid expenses and other current assets, accounts payable, accrued liabilities and deferred revenues approximates fair value.

Cash equivalents

Cash equivalents

The Company considers all highly liquid investments with original maturities of three months or less as cash equivalents. At December 31, 2012 and 2011, cash equivalents were comprised of investments in time deposits and money market funds stated at cost plus accrued interest.

Allowances for doubtful accounts

Allowances for doubtful accounts

The Company maintains an allowance for doubtful accounts which reflects its best estimate of amounts that potentially will not be collected. The Company determines the allowance for doubtful accounts based on a historical, rolling average, bad debt rate in the prior year and other factors, such as credit-worthiness of customers and age of receivable balances. The Company also provides specific provisions for bad debts when facts and circumstances indicate that the receivable is unlikely to be collected. If the financial condition of the Company’s customers were to deteriorate, resulting in an impairment of their ability to make payments, or if the operators incur more bad debt than their original estimates, more bad debt allowance may be required.

Long-lived assets

Long-lived assets

Property and equipment. Property and equipment are stated at cost less accumulated depreciation and amortization. Depreciation is computed using the straight-line method over the estimated useful lives of the assets, generally from three to four years for computers and equipment and five years for furniture and fixtures. Leasehold improvements are amortized over the shorter of the estimated useful lives of the assets or the remaining lease term. Depreciation expenses were $29.5 million, $21.0 million and $13.6 million for 2012, 2011 and 2010, respectively.

Goodwill. Goodwill represents the excess of the purchase price over the fair value of the identifiable assets and liabilities acquired as a result of the Company’s acquisitions of interests in its subsidiaries and consolidated VIEs. The Company tests goodwill for impairment at the reporting unit level on an annual basis as of December 31, and between annual tests when an event occurs or circumstances change that could indicate that the asset might be impaired. In September 2011, the  Financial Accounting Standards Board (“FASB”) issued revised guidance on “Testing of Goodwill for Impairment,” which provides the option to apply the qualitative assessment first and then the quantitative assessment, if necessary, or to apply the quantitative assessment directly. The qualitative approach starts the goodwill impairment test by assessing qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If so, the quantitative impairment test is performed; otherwise, no further testing is required. The quantitative impairment test consists of a comparison of the fair value of goodwill with its carrying value. For reporting units directly applying a quantitative assessment, the goodwill impairment test is quantitatively performed by comparing the fair values of those reporting units to their carrying amounts. Commencing in January 2012, the Company adopted the option to apply the qualitative approach to assess its goodwill on the advertising business. Application of a goodwill impairment test requires significant management judgment, including the identification of reporting units, assigning assets and liabilities to reporting units, assigning goodwill to reporting units, and determining the fair value of each reporting unit. The judgment in estimating the fair value of reporting units includes estimating future cash flows, determining appropriate discount rates and making other assumptions. Changes in these estimates and assumptions could materially affect the determination of fair value for each reporting unit.

Intangible assets other than goodwill. Intangible assets arising from acquisitions are recognized at fair value upon acquisition and amortized on a straight-line basis over their estimated useful lives, generally from two to ten years.

Long-lived assets and certain identifiable intangible assets other than goodwill to be held and used are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. Determination of recoverability is based on an estimate of undiscounted future cash flows resulting from the use of the asset and its eventual disposition. Measurement of any impairment loss for long-lived assets and certain identifiable intangible assets that management expects to hold or use is based on the amount by which the carrying value exceeds the fair value of the asset.

Equity investments

Equity investments

Equity investments are comprised of investments in publicly traded companies, privately-held companies and limited partnerships. For equity investments over which the Company does not have significant influence, the cost method accounting is used. For equity investments in shares that are not ordinary shares or in-substance ordinary shares and that do not have readily determinable fair value, the cost method accounting is used. Investments in limited partnerships over whose operating and financing policies the Company has virtually no influence are accounted for using the cost method. The Company accounts for ordinary-share-equivalent equity investments and limited-partnership investments in entities over which it has significant influence but does not own a majority equity interest or otherwise control using the equity method. The Company accounts for its investment in E-House (China) Holdings Limited (“E-House”)/China Real Estate Information Corporation (“CRIC”) using the equity method of accounting. Following the acquisition date, the Company has recorded its share of the results of CRIC one quarter in arrears within earnings from equity investments. CRIC completed a privatization transaction, merged into and became a 100% subsidiary of E-House on April 20, 2012. Ordinary shares of CRIC held by SINA were converted to ordinary shares of E-House upon the completion of the transaction. Following the share conversion, the Company has recorded its share of results of E-House one quarter in arrears within earnings from equity investments. See Note 3 for further discussion related to equity investment in CRIC/E-house.

The Company assesses its equity investments accounted for under the cost method and equity method for other-than-temporary impairment by considering factors including, but not limited to, stock prices of public companies in which the Company has an equity investment, current economic and market conditions, operating performance of the companies, including current earnings trends and undiscounted cash flows, and other company-specific information, such as recent financing rounds. The fair value determination, particularly for investments in privately-held companies whose revenue model is still unclear, requires significant judgment to determine appropriate estimates and assumptions. Changes in these estimates and assumptions could affect the calculation of the fair value of the investments and the determination of whether any identified impairment is other-than-temporary. If any impairment is considered other-than-temporary, the Company will write down the asset to its fair value and take the corresponding charge to the Consolidated Statements of Comprehensive Income (loss).

The Company invests in marketable equity securities to meet business objectives and intends to hold the securities for more than a year from the balance sheet date. These marketable securities are reported at fair value, classified and accounted for as available-for-sale securities under Equity Investments. The treatment of a decline in the fair value of an individual security is based on whether the decline is other-than-temporary. The Company assesses its available-for-sale securities for other-than-temporary impairment by considering factors including, but not limited, its ability and intent to hold the individual security, severity of the impairment, expected duration of the impairment and forecasted recovery of fair value. Investments classified as available-for-sale securities are reported at fair value with unrealized gains or losses, if any, recorded in accumulated other comprehensive income in shareholders’ equity. If the Company determines a decline in fair value is other-than-temporary, the cost basis of the individual security is written down to fair value as a new cost basis and the amount of the write-down is accounted for as a realized loss charged to income. The fair value of the investment would then become the new cost basis of the investment and are not be adjusted for subsequent recoveries in fair value.

Convertible debt

Convertible debt

The Company estimates the fair value of its convertible notes as of the date of issuance and as if the instrument was issued without the conversion feature. The difference between the fair value and the principal amount of the instrument was recorded as debt discount and as a component of equity. The debt discount was subsequently amortized as interest cost over its expected life of four years from its issuance date to its earliest conversion date. Convertible notes are classified as a current liability if they are or will be callable within one year from the balance sheet date, even though liquidation may not be expected within that period.

Revenue recognition

Revenue recognition

Advertising

Advertising revenues are derived principally from online advertising and, to a lesser extent, sponsorship arrangements. Online advertising arrangements allow advertisers to place advertisements on particular areas of the Company’s websites, in particular formats and over particular periods of time. Advertising revenues from online advertising arrangements are recognized ratably over the contract period of display when the collectability is reasonably assured. Sponsorship arrangements allow advertisers to sponsor a particular area on its websites in exchange for a fixed payment over the contract period. Advertising revenues from sponsorship are recognized ratably over the contract period. Advertising revenues derived from the design, coordination and integration of online advertising and sponsorship arrangements to be placed on the Company’s websites are recognized ratably over the term of such programs.

Revenues for advertising services are recognized net of agency rebates. Advertising arrangements involving multiple deliverables are broken down into single-element arrangements based on their relative fair value for revenue recognition purposes. Starting January 1, 2011, the Company adopted the new revenue recognition policy on multiple-deliverable revenue arrangements, which required the arrangement consideration be allocated to all deliverables at the inception of the arrangement on the following basis (a) vendor-specific objective evidence of selling price, if it exists, otherwise, (b) third-party evidence of selling price. If neither (a) nor (b) exists, (c) the management’s best estimate of the selling price for that deliverable is used. The Company recognizes revenue on the elements delivered and defers the recognition of revenue for the undelivered elements until the remaining obligations have been satisfied. Adoption of the revised guidance has had no material impact on the Company’s consolidated financial statements.

Revenues from barter transactions are recognized during the period in which the advertisements are displayed on the Company’s properties. Barter transactions are recorded at the lower of the fair value of the goods and services received or the fair value of the advertisement given, provided the fair value of the transaction is reliably measurable. Revenues from barter transactions were immaterial for all periods presented.

Non-advertising

MVAS.

MVAS revenues are derived principally from providing mobile phone users with SMS, MMS, CRBT, WAP, IVR and KJAVA games. These services include news and other content subscriptions, picture and logo download, ring tones, ring back tones, mobile games and access to music files. Revenues from MVAS are charged on a monthly or per-usage basis. Such revenues are recognized in the period in which the service is performed, provided that no significant obligations remain, collection of the receivables is reasonably assured and the amounts can be accurately estimated.

The Company contracts with China Mobile and its subsidiaries, China Unicom and its subsidiaries, and China Telecom Corporation and its subsidiaries for billing, collection and transmission services related to the MVAS offered to its users. The Company also contracts with other service providers to provide content and to distribute MVAS or other services for us. Revenues are recorded on a gross basis when most of the gross indicators are met, such as the Company is considered the primary obligor in the arrangement, designs and develops (in some cases with the assistance of third-parties) the MVAS, has reasonable latitude to establish price, has discretion in selecting the operators to offer its MVAS, provides customer services related to the MVAS and takes on the credit risks associated with the transmission fees. Conversely, revenues are recorded on a net basis when most of the gross indicators are not met.

The Company purchases certain contents from third-party content providers for its MVAS. In most of these arrangements, the fees payable to the third-party content providers are calculated based on certain percentages of the revenue earned by their contents after deducting the fees paid to the third-party operators. The Company’s MVAS revenues are inclusive of such fees when the Company acts as the principal in these arrangements by having the ability to determine the fees charged to end users and being the primary obligor to the end users with respect to providing such services.

Due to the time lag between when the services are rendered and when the operator billing statements are received, MVAS revenues are estimated based on the Company’s internal billing records and transmissions for the month, adjusting for prior periods’ confirmation rates with operators and prior periods’ discrepancies between internally estimated revenues and actual revenues confirmed by operators. The confirmation rate applied to the estimation of revenues is determined at the lower of the latest confirmation rate available and the average of six-month historical rates if such historical average is available. If the Company has not yet received confirmation rates for six months, revenues would be deferred until billing statements are received from the operators. Historically, there have been no significant adjustments to the revenue estimates.

Historically, due to the time lag of receiving billing statements from operators and the lack of adequate information to make estimates, the Company has adopted a one-month lag reporting policy for MVAS revenues. Such policy has been applied on a consistent basis and does not apply to MVAS revenues from acquired entities Memestar Limited and Crillion Corporation as the acquired entities were able to obtain timely and accurate information to support their revenue estimates through the acquisition dates which has continued since our acquisition. For the years ended December 31, 2012, 2011 and 2010, the Company recorded MVAS revenues in the amount of $69.0 million, $83.5 million and $86.2 million, respectively. The impact of reporting in one-month lag for MVAS revenues was immaterial.

Fee-based services. Fee-based services allow the Company’s users to subscribe to services on its websites including, membership fees and revenue share from game application developers, e-reading and paid personal/corporate email services. Revenues from these services are recognized over the periods in which the services are performed, provided that no significant obligations remain, collection of the receivables is reasonably assured and the amounts can be accurately estimated.

The online game related revenues are generated from selling virtual currency, which will later be converted by the game players into in-game credits (game tokens) that can be used to purchase virtual items in web games. The Company collects payments from the game players in connection with the sale of virtual currency and remit certain predetermined percentages of the proceeds to the game developers when the virtual currency is converted into in-game credits.

The Company has determined that the game developers are the primary obligors for the web game services given that the game developers are responsible for developing, maintaining and updating the online games and have reasonable latitude to establish the prices of virtual items for which in-game credits are used. The Company views the game developers to be its customers, and the Company’s primary responsibility is to promote the games of web developers. Accordingly, the Company records online game revenues net of predetermined revenue sharing with the game developers.

Virtual currencies in general are not refundable once they have been sold unless there are unused in-game credits at the time a game is discontinued. Sale of virtual items net of the game developer proceeds are recognized as revenues over the estimated consumption period of in-game virtual items, which is typically within a short period of time after the purchase of in-game credits.

Web game revenue recognition involves certain management judgments, such as the determination of who is the principal in providing web game services and estimating the consumption date of in-game credits.  The Company assesses the estimated consumption period periodically, taking into consideration of the estimated user relationship on a game by game basis.  Using different assumptions for calculating the revenue recognition of web games may cause the results to be significantly different.  Any adjustments arising from changes in the estimate would be applied prospectively on the basis that such changes are caused by new information indicating a change in the end-user behavior pattern.

Deferred revenues.Deferred revenues are mostly derived from the amended and restated advertising agency agreement, the domain name and content license agreement, the trademark license agreement and the software license and support services agreement (“License Agreements”) SINA entered into with China Online Housing Technology Corporation (“COHT”) in September 2009 as part of the Company’s consideration for the interest in CRIC. The amount allocated to the fair value of the License Agreements was $187.4 million, which represents the difference between the total consideration and the fair value of equity interests of COHT disposed. This amount was recorded as deferred revenues and amortized over the contract period of ten years. See Note 3 for further discussion related to equity investment in CRIC/E-house. Deferred revenues also consist of contractual billings in excess of recognized revenue and payments received in advance of revenue recognition.

Costs of revenues

Costs of revenues

Advertising.Costs of advertising revenues consist mainly of costs associated with the production of websites, which includes fees paid to third parties for Internet connection, content and services, payroll-related expenses, and equipment depreciation associated with the website production.

The Company presents taxes assessed by a governmental authority that are both imposed on and concurrent with a specific revenue-producing transaction on a gross basis in the financial statements. These taxes include 5.5% business taxes, surcharges and 3% cultural business construction fees of the advertising revenue in China. In November 2011, the Ministry of Finance and the State Administration of Taxation promulgated the Pilot Program for Imposition of Value-Added Tax(“VAT”) to Replace Business Tax. With the implementation of the Pilot Program, the Company currently subject to 6.6% VAT and surcharges and 3% cultural business construction fees. See Taxation section below for our further discussion on the transition from PRC Business Tax to PRC Value Added Tax (“VAT”). The total amount of such taxes for 2012, 2011 and 2010 were $39.5 million, $32.5 million and $27.2 million, respectively.

Non-advertising.Costs of non-advertising revenues consist mainly of fees paid to or retained by the third-party operators for their services relating to the billing and collection of the Company’s MVAS revenues and for using their transmission gateways. Costs of non-advertising revenues also consist of fees or royalties paid to third-party content and service providers associated with the MVAS, costs for providing the enterprise services and business taxes levied on non-advertising revenues in China. Business taxes and surcharges levied on non-advertising revenues are approximately 3.3% for mobile related revenues and 5.5% for other non-advertising revenues.

Advertising expenses

Advertising expenses

Advertising expenses consist primarily of costs for the promotion of corporate image, product marketing and direct marketing. The Company expenses all advertising costs as incurred and classify these costs under sales and marketing expense. The nature of the Company’s direct marketing activities is such that they are intended to acquire subscribers for subscription-based and usage-based MVAS. The Company expenses all such direct marketing expenses. Advertising expenses for 2012, 2011 and 2010 were $72.4 million, $87.2 million, and $45.0 million, respectively.

Product development expenses

Product development expenses

Product development expenses consist primarily of payroll-related expenses incurred for enhancement to and maintenance of the Company’s websites as well as costs associated with new product development and product enhancements. The Company expenses all costs incurred for the planning and post implementation phases of development and costs associated with repair or maintenance of the existing site or the development of website content. Since inception, the amount of costs qualifying for capitalization has been immaterial and, as a result, all product development costs have been expensed as incurred.

Operating leases

Operating leases

The Company leases office space under operating lease agreements with initial lease term up to four years. Rental expense is recognized from the date of initial possession of the leased property on a straight-line basis over the term of the lease. Certain lease agreements contain rent holidays, which are recognized on a straight-line basis over the lease term. Lease renewal periods are considered on a lease-by-lease basis and are generally not included in the initial lease term.

Stock-based compensation

Stock-based compensation

All stock-based awards to employees and directors, including stock options and restricted share units, are measured at the grant date based on the fair value of the awards. Stock-based compensation, net of forfeitures, is recognized as expense on a straight-line basis over the requisite service period, which is the vesting period.

The Company uses the Black-Scholes option pricing model to estimate the fair value of stock options. The determination of estimated fair value of stock-based payment awards on the grant date using an option pricing model is affected by the Company’s stock price as well as assumptions regarding a number of complex and subjective variables. These variables include the Company’s expected stock price volatility over the expected term of the awards, actual and projected employee stock option exercise behaviors, a risk-free interest rate and any expected dividends. Shares of our subsidiaries, which do not have quoted market prices, were valued based on the income approach, if a revenue model had been established, the market approach, if information from comparable companies had been available, the replacement cost method, or a weighted blend of these approaches if more than one is applicable. Determination of estimated fair value of our subsidiaries requires complex and subjective judgments due to their limited financial and operating history, unique business risks and limited public information on companies in China similar to ours. Options granted generally vest over four years.

The Company recognizes the estimated compensation cost of service-based restricted share units based on the fair value of its ordinary shares on the date of the grant. The Company recognizes the compensation cost, net of estimated forfeitures, over a vesting term of generally three to four years.

The Company recognizes the estimated compensation cost of performance-based restricted share units based on the fair value of its ordinary shares on the date of the grant. The rewards are earned upon attainment of identified performance goals. The Company recognizes the compensation cost, net of forfeitures, over the performance period. The Company also adjusts the compensation cost based on the probability of performance goal achievement at the end of each reporting period.

Forfeitures are estimated at the time of grant and revised in subsequent periods if actual forfeitures differ from those estimates. The Company uses historical data to estimate pre-vesting option and restricted share units forfeitures and record stock-based compensation expense only for those awards that are expected to vest. See Note 12 for further discussion on stock-based compensation.

Taxation

Taxation

Income taxes

Income taxes are accounted for using the asset and liability approach. Under this approach, income tax expense is recognized for the amount of taxes payable or refundable for the current year. In addition, deferred tax assets and liabilities are recognized for expected future tax consequences of temporary differences between the financial reporting and tax bases of assets and liabilities, and for operating losses and tax credit carryforwards. The Company records a valuation allowance to reduce deferred tax assets to an amount for which realization is more likely than not.

Uncertain tax positions

To assess uncertain tax positions, the Company applies a more likely than not threshold and a two-step approach for the tax position measurement and financial statement recognition. Under the two-step approach, the first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon settlement.

Transition from PRC Business Tax to PRC Value Added Tax

In November 2011, the Ministry of Finance and the State Administration of Taxation promulgated the Pilot Program for Imposition of Value Added Tax (“VAT”) to Replace Business Tax (“Pilot Program”). Pursuant to the Pilot Program, a VAT was initially imposed in Shanghai starting from January 1, 2012, to replace the business tax in the transport and shipping industry and some of the modern service industries. Effective September 1, 2012, the Pilot Program was expanded to eight other cities and provinces in China, including Beijing.

Business Tax had been imposed primarily on revenues from the provision of taxable services, assignments of intangible assets and transfers of real estate. Prior to the implementation of the pilot program, the Company’s Business Tax rates, which vary depending upon the nature of the revenues being taxed, generally ranged from 3% to 5%. Under the Pilot Program, the Company’s advertising revenues (starting from January 1 2012 in Shanghai and September 1, 2012 in Beijing respectively) and game revenues (starting from December 1, 2012) are now subject to a VAT of 6%, compared to 0% prior to the implementation. The Company’s MVAS revenues are not within the scope of the Pilot Program and, thus, are still subject to business tax. VAT payable on goods sold or taxable on labor services for a taxable period is the net balance of the output VAT for the period after crediting the input VAT for the period. The implementation of the Pilot Program has not had a significant impact on the Company’s consolidated statements of comprehensive income (loss) for the year ended December 31, 2012.

Foreign currency

Foreign currency

The Company’s reporting currency and functional currency are the U.S. dollar. The Company’s operations in China and in international regions use their respective currencies as their functional currencies. The financial statements of these subsidiaries are remeasured into U.S. dollars using period-end rates of exchange for assets and liabilities and average rates of exchange in the period for revenues and expenses. Translation gains and losses are recorded in accumulated other comprehensive income or loss as a component of shareholders’ equity. Translation gains or losses are not released to net income unless the associated net investment has been sold, liquidated, or substantially liquidated.

Foreign currency transactions denominated in currencies other than the functional currency are remeasured into the functional currency using the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are remeasured into the functional currency using the applicable exchange rates at the balance sheet dates. Net gains and losses resulting from foreign exchange transactions are included in interest and other income.

Foreign currency translation adjustments to the Company’s comprehensive (loss)/income for 2012, 2011 and 2010 were $(2.3) million, $22.2 million and $10.6 million, respectively. The Company recorded a net foreign currency transaction loss of $30,000 in 2012, a net foreign currency transaction gain of $2.3 million in 2011, and a net foreign currency transaction gain of $1.3 million in 2010. Gains in 2011 and 2010 resulted from the Chinese RMB appreciating against the U.S. dollar. Net foreign currency transaction gains or losses arise from transacting in a currency other than the functional currency of the entity.

Net income (loss) per share

Net income (loss) per share

     Basic net income (loss) per share is computed using the weighted average number of ordinary shares outstanding during the period. Restricted share units are not considered outstanding in computation of basic earnings per share. Diluted net income (loss) per share is computed using the weighted average number of ordinary share and potential ordinary shares outstanding during the period under treasury stock method. Potential ordinary shares include options to purchase ordinary shares and restricted share units, and conversion of zero-coupon, convertible, subordinated notes, unless they were anti-dilutive. The computation of diluted net income per share does not assume conversion, exercise, or contingent issuance of securities that would have an anti-dilutive effect (i.e. an increase in earnings per share amounts or a decrease in loss per share amounts) on net income per share. Additionally, the Company takes into account the effect on consolidated net income per share of dilutive shares of entities in which the Company holds equity interests that are accounted for using the equity method.

Comprehensive income (loss)

Comprehensive income (loss)

Comprehensive income (loss) is defined as the change in equity of a company during a period from transactions and other events and circumstances excluding transactions resulting from investments from owners and distributions to owners. Comprehensive income (loss) for the periods presented includes net income (loss), foreign currency translation adjustments, share of change in other comprehensive income of equity investments one quarter in arrears, which are foreign currency translation adjustments, and unrealized gains (losses) on marketable securities classified as available-for-sale.

Recent accounting pronouncements

Recent accounting pronouncements

     In July 2012, the FASB issued revised guidance on “Testing Indefinite-Lived Intangible Assets for Impairment.” The revised guidance applies to all entities, both public and nonpublic, that have indefinite-lived intangible assets, other than goodwill, reported in their financial statements. Under the revised guidance, an entity has the option first to assess qualitative factors to determine whether the existence of events and circumstances indicates that it is more likely than not that the indefinite-lived intangible asset is impaired. If, after assessing the totality of events and circumstances, an entity concludes that it is not more likely than not that the indefinite-lived intangible asset is impaired, then the entity is not required to take further action. However, if an entity concludes otherwise, then it is required to determine the fair value of the indefinite-lived intangible asset and perform a quantitative impairment test by comparing the fair value with the carrying amount in accordance with Subtopic 350-30. An entity also has the option to bypass a qualitative assessment for any indefinite-lived intangible asset in any period and proceed directly to performing the quantitative impairment test. An entity will be able to resume performing the qualitative assessment in any subsequent period. In conducting a qualitative assessment, an entity should consider the extent to which relevant events and circumstances, both individually and in the aggregate, could have affected the significant inputs used to determine the fair value of the indefinite-lived intangible asset since the last assessment. An entity also should consider whether there have been changes to the carrying amount of the indefinite-lived intangible asset when evaluating whether it is more likely than not that the indefinite-lived intangible asset is impaired. An entity should consider positive and mitigating events and circumstances that could affect its determination of whether it is more likely than not that the indefinite-lived intangible asset is impaired. The amendments are effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted, including for annual and interim impairment tests performed as of a date before July 27, 2012, if a public entity’s financial statements for the most recent annual or interim period have not yet been issued or, for nonpublic entities, have not yet been made available for issuance. The revised guidance will not have a material impact on the Company’s consolidated financial position, results of operations or cash flows as it is disclosure in nature.

     In February 2013, the FASB issued revised guidance on “Comprehensive Income: Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income.” The revised guidance does not change the current requirements for reporting net income or other comprehensive income in financial statements. However, the revised guidance requires an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under U.S. GAAP that provide additional detail about those amounts. The revised guidance is effective prospectively for reporting periods beginning after December 15, 2012 for public entities. The revised guidance will not have a material impact on the Company’s consolidated financial position, results of operations or cash flows, as it is disclosure-only in nature.